Liberty Funds (LOGO)

October 31, 2002

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust II (Trust)
          Liberty Money Market Fund (Fund)
          File Nos. 811-3009 & 2-66976

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated November 1, 2002 for the Fund does not differ from that contained in Post-Effective Amendment No. 60 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2002.

Very truly yours,

LIBERTY FUNDS TRUST II



/s/ Ellen Harrington
Assistant Secretary

One Financial Center, Boston, MA 02111